Share-Based Payments Weighted Average Assumptions (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 25, 2010 years	Dec. 26, 2009 years
Options and SOSARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (as a percent)	2.57%	2.95%	2.46%
Dividend yield (as a percent)	2.57%	2.22%	2.28%
Volatility, low end of range (as a percent)	25.30%	27.20%	28.70%
Volitility, high end of range (as a percent)	29.40%	29.50%	28.90%
Weighted-average volatility (as a percent)	26.29%	27.86%	28.88%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term, Minimum	5	5	5
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term, Maximum	7	7	7
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair market value (in dollars per share)	9.60	10.95
SOSARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair market value (in dollars per share)			10.33